Income Taxes (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Federal income tax rate	21.00%	21.00%
Federal net operating loss carryforwards	$ 3,800,000
Operating loss carryforwards expiration date	2037